Supplemental Expense Information (Details) - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Gain on sale of fixed assets	¥ 6,693
Loss from impairment disposal of fixed assets	1,531
Disaster related losses	3,852	2,544
Related insurance income	3,144
Loss from disposal of fixed assets		¥ 844